CONVERTIBLE BONDS	12 Months Ended
Dec. 31, 2011
CONVERTIBLE BONDS

11. CONVERTIBLE BONDS

In December 2007, the Company issued RMB 1,110,000 of USD settled zero coupon convertible bonds (the “Bonds”). The Bonds will mature on December 10, 2012.

Each Bond is, at the option of the holder, convertible (unless previously redeemed, converted or purchased and cancelled) on or after March 9, 2008 into fully paid ordinary shares with a par value of US$ 0.005 each of the Company at the USD equivalent of its RMB principal amount. The number of shares issuable upon conversion will be a fixed amount, subject only to adjustments for dilutive events.

Unless previously redeemed, converted or purchased and cancelled, the Bonds will be redeemed on December 10, 2012 at an amount equal to the USD equivalent of their RMB principal amount multiplied by 102.53%. At any time after December 10, 2010 and prior to December 10, 2012, the Company may redeem all but not a portion of the Bonds at a redemption price equal to the USD equivalent of their redemption amount (represents for the bondholder a gross yield to maturity of 0.5% per annum calculated on a semi-annual basis) on the redemption date if the closing price of the ADSs for each of 20 out of 30 consecutive trading days prior to the date upon which notice of such redemption is given, was at least 125% of the conversion price then in effect translated into RMB at the fixed exchange rate of US$ 1.00 to RMB 7.40. The Company may redeem all and not some only of the Bonds at a redemption price equal to the USD equivalent of their early redemption amount on the redemption amount if at any time at least 90% in principal amount of the Bonds has already been converted, redeemed or purchased and cancelled.

The Bonds may also be redeemed at the option of the holders at a redemption price equal to the USD equivalent of their early redemption amount upon the ADSs ceasing to be listed on the Nasdaq Global Market or the occurrence of a change of control. All and not some only of the Bonds may be redeemed at any time at a redemption price equal to the USD of their early redemption amount in the event of certain changes relating to Cayman Island or PRC taxation, subject to the non-redemption of each bondholder after the exercise by the Company of its tax redemption option.

The Company could, at the option of the holder of any Bond, redeem, in whole or in part, that holder’s Bonds on December 10, 2010 (the “Put Option Date”), at an amount equal to the USD Equivalent of its RMB principal amount, multiplied by 101.51%. To exercise such right, the holder of the relevant Bond must complete, sign and deposit at the specified office of any Paying Agent a duly completed and signed notice (the “Put Option Notice”) together with the Certificate evidencing the Bonds to be redeemed not earlier than 60 days and not later than 20 days prior to the Put Option Date. A Put Option Notice, once delivered, shall be irrevocable (and may not be withdrawn unless the Company consents to such withdrawal) and the Company shall redeem the Bonds the subject of a Put Option Notice delivered as aforesaid on the Put Option Date.

The Bonds contain embedded redemption and conversion features are not required to be bifurcated.

As of December 31, 2009, the fair value of the Bonds was approximately RMB 355,752 or approximately 98.88% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 531,200 or 48% of the Bonds at approximately 86.97% of face value in 2009, which resulted in a gain of RMB 69,327 in 2009.

As of December 31, 2010, the fair value of the Bonds was approximately RMB 161,906 or approximately 103.13% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 202,800 or 18% of the Bonds at approximately 99.94% of face value in early 2010, which resulted in a gain of RMB 2,480 in 2010.

As of December 31, 2011, the fair value of the Bonds was approximately RMB 106,922 or approximately 96.50% of face value, based on quotes obtained from over-the-counter trading activities. As a result of the depressed market conditions, the Company repurchased approximately RMB 46,200 or 4% of the Bonds at approximately 98.5% of face value in early 2011, which resulted in a gain of RMB 1,521 in 2011.

The issuance costs related to the convertible bond offering was amortized within two years from December 2007. Amortization expense for the years ended December 31, 2009, 2010 and 2011 amounted to RMB 7,878, nil and nil, respectively, and was included within interest expenses.